Note 2 - Accounting Judgments and Estimation Uncertainty	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
Note 2.	Accounting Judgments and Estimation Uncertainty

The preparation of Opera’s consolidated financial statements requires the use of accounting estimates. Management also needs to exercise judgment in applying Opera’s accounting policies. These estimates and judgments affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. Accounting estimates and assumptions, which are continuously reviewed, are based on historical experience and various other factors that are believed to be reasonable and appropriate under the circumstances. Uncertainty about these estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Changes in accounting estimates and judgments in the application of accounting policies are recognized in the period in which the estimates and judgments are revised, if the revisions affect only that period, or in the period of the revisions and future periods if the revisions affect both current and future periods.

The following summarizes the most significant judgments and estimates used in preparing the consolidated financial statements.

Modification and Fair Value Measurement of Receivable from Sale of Nanobank

In March 2022, Opera entered into a share transfer agreement under which it sold its shares in Nanobank for US$127.1 million, payable in eight equal quarterly installments. The receivable was recognized at fair value, estimated to be US$120.3 million, and subsequently measured at amortized cost. In August 2022, Opera and the buyer entered into a restated share transfer agreement which changed the terms of the share transfer, including the total purchase price, payment period and installment amounts. The adjusted purchase price was US$131.7 million, payable in 16 quarterly installments, the first of which was made at the time the restated share transfer agreement was entered into. The restated share transfer agreement also introduced certain mechanisms which would potentially reduce the purchase price or trigger an immediate settlement in the form of the transfer of shares in another company following a sale or merger in which Nanobank is the target entity sold or merged.

Based on significant judgment, considering both quantitative and qualitative factors, the management of Opera concluded that the cash flows of the original share transfer agreement and the restated share transfer agreement were substantially different, and consequently that the rights to cash flows from the original receivable should be deemed to have expired. The original receivable was therefore derecognized, and at the same time a new receivable was recognized at fair value based on the terms of the restated share transfer agreement. Because the terms of the restated share transfer agreement entailed that the cash flows due to Opera were not solely payments of principal and interest on the principal amount outstanding, the new receivable was classified as subsequently measured at fair value through profit or loss.

As of year-end 2022, the receivable was measured at fair value using an expected present value technique whereby the probability–weighted average of all possible future cash flows and non-cash payments was discounted to the measurement date. Reasonable possible scenarios were identified by assessing the facts and circumstances as of year-end, including the characteristics and nature of the receivable. Future cash flows under the various scenarios were estimated based on expectations that incorporated inputs for the amount and timing of cash flows. In one group of scenarios, the receivable was expected to be settled by Opera receiving shares in OPay. The related fair value measurement of the shares in OPay was based on the methods, techniques and estimates outlined below in the section for classification and fair value measurement of investment in OPay.

The discount rate comprised a risk-free rate based on the yield on U.S. treasury bonds with the same maturity as the receivable and a risk premium for the uncertainty related to future cash flows. The risk premium was estimated based on expectations for what market participants would require as a risk premium given the facts and circumstances, including the terms of the underlying contract. Note 13 includes additional details about the receivable, including inputs to the fair value measurement and its sensitivities to changes in inputs.

Classification and Fair Value Measurement of Investment in OPay

Opera held ordinary and preferred shares in OPay Limited (OPay), representing 6.44% of the total number of shares outstanding as of December 31, 2022. Management of Opera used significant judgment in concluding that Opera does not have significant influence over OPay even though Opera’s chairman and chief executive officer is also chairman and chief executive officer of OPay. Factors that were key in the assessment include Opera’s ownership interest relative to other investors, that Opera’s chairman and chief executive officer holds his roles at OPay as a representative of his personal investment entities (which also are investors in OPay), and that the corporate governance framework in OPay does not allow him to exercise significant influence in OPay on behalf of Opera.

The ordinary and preferred shares are measured at fair value through profit or loss. The fair value of the shares in OPay are measured using methods and techniques that reflect the economic rights and benefits of the shares. These rights and benefits include redemption rights and liquidation preferences. Management determined that the probability-weighted expected return model (“PWERM”) was appropriate to measure the fair value of both the preferred and ordinary shares in OPay. PWERM builds on estimates, including the equity value under various outcomes for the company, such as initial public offering, private sale transactions, dissolution and redemption, and assumptions for the timing and probability of such outcomes. Because OPay is an early-stage private company, a judgmental discount for lack of marketability was applied in the fair value measurement. Management determined that the option pricing model, which was applied in combination with the PWERM when measuring fair value of the shares in prior periods, no longer was appropriate because of its limitations, such as it only considering a single liquidity event. More details on the fair value measurement of the ordinary and preferred shares are provided in Note 12.

Opera initially classified the shares in OPay as held for sale at the end of 2021 based on a plan authorized by the board of directors of Opera Limited to pursue divestment. The shares in OPay continued to be classified as held for sale as of December 31, 2022, based on management still pursuing divestment opportunities and assessing that a sale is highly probable. The classification as held for sale did not impact the measurement of the shares.

Recoverable Amount for Goodwill and Other Intangible Assets

Goodwill and the Opera brand (a trademark), which have indefinite useful lives, were tested for impairment as of December 31, 2022, based on an estimate of value in use for the Browser and News operating segment, which represent the lowest level at which the assets are monitored for internal management purposes. The value in use calculation is based on a discounted cash flow model. It requires management to estimate future cash flows expected to arise from the Browser and News segment, discounted using a suitable discount rate. The key assumptions in determining the value in use are the expected future cash flows, long-term growth rate and the discount rate. The key assumptions, including a sensitivity analysis, are disclosed in Note 11.

Capitalized Development Costs

Opera capitalizes costs directly attributable to the internal creation and preparation of certain new products and services. Costs are capitalized from the point in time the projects enter the development phase and meet the six criteria for capitalization listed in the section for intangible assets in Note 1. Assessing if and when these criteria were met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the asset as intended. See Note 5 for information on the total amount of research and development costs, including the amount capitalized as internally developed intangible assets.

Share-based Remuneration

Estimating fair value for share-based awards requires an assessment of an appropriate valuation model, which depends on the terms and conditions of the grant. The estimate of fair value also requires an assessment of the most appropriate inputs to the valuation model, including grant date fair value of the underlying equity, the expected life of the grant, volatility, and dividend yield. Assumptions and models used for current grants are disclosed in Note 5.